Share capital warrants and subscription receipts (Tables)	12 Months Ended
Nov. 30, 2023
Share Capital [Line Items]
Summary of measurement of fair value of warrant liabilities

	Measurement date as at November 30, 2023	Issuance date measurement

Risk-free interest rate	4.326%	3.92%

Expected volatility	88.568%	61.985%

Average option life in years	6.25 years	7 years

Share price	$1.63	$3.80

Exercise price	$2.30	$5.80

Summary of changes in the number of options outstanding
Changes in the number of Options outstanding during the past two years were as follows:

		Weighted average exercise price per option

	Number of Options	CA$	US$

O ptions outstanding in CA $

Options outstanding as at November 30, 2021	797,583	$15.32	$12.00

Granted – CA$	547,847	16.68	13.00
Forfeited and expired – CA$	(144,213)	17.80	13.52
Exercised (share price: CA$11.12 (US$8.24))	(21,165)	1.24	0.92

Options outstanding as at November 30, 2022	1,180,052	$15,92	$11,84

Granted – CA$	792,193	5.16	3.80
Forfeited and expired – CA$	(197,686)	12.34	9.10

Options outstanding as at November 30, 2023 – CA$	1,774,559	$11.51	$8.48

Options exercisable as at November 30, 2023 – CA$	926,539	$15.19	$11.19

Options exercisable as at November 30, 2022 – CA$	554,354	$16.32	$12.12

Options outstanding in US$

Options as at November 30, 2021 – US$	20,183	-	12.36

Granted – US$	96,668	-	12.08
Forfeited – US$	(10,208)	-	12.52

Options outstanding as at November 30, 2022 – US$	106,643	$-	$10.00

Granted – US$	203,935	-	3.80
Forfeited – US$	(31,209)	-	5.01

Options outstanding as at November 30, 2023 – US$	279,369	$-	$6.02

Options exercisable as at November 30, 2023 – US$	65,692	$-	$9.48

Options exercisable as at November 30, 2022 – US$	7,769	$-	$11.96

Summary of the model used to determine fiar value of stock appreciation rights	the fair value of SARs granted is estimated at each reporting period using the
Black-Scholes
model and the following weighted average assumptions. The liability is recorded in other liabilities on the statement of financial position.

Granted in 2019 and 2021	Measurement date as at November 30, 2023	Measurement date as at November 30, 2022

Risk-free interest rate	3.55%	3.50%

Expected volatility	89.51%	58.4%

Average option life in years	6.8 years	7.8 years

Share price	$ 1.58 (CA$2.15)	$ 8.72 (CA$11.72)

Option exercise price	$ 16.99 (CA$23.07)	$ 17.16 (CA$23.07)

Summary of the following table provides stock option information
The following table provides Option information as at November 30, 2023 (Options outstanding in CA$).

Price range		Number of options outstanding	Weighted average remaining life		Weighted average exercise price

CA$	US$		(years)	CA$	US$

1.00 – 4.76	0.74 – 3.50	57,500	0.03	1.52	1.12

4.77 – 8.00	3.51 – 5.89	707,695	9.25	5.16	3.80

8.01 – 15.00	5.90 – 11.04	308,196	5.43	11.10	8.17

15.01 – 24.00	11.05 – 17.67	621,167	7.55	16.85	12.40

24.01 – 36.00	17.68 – 26.51	51,575	4.86	33.27	24.50

36.01 – 40.00	26.51 – 29.45	28,426	4.35	38.24	28.16

		1,774,559	7.49	11.51	8.48

The following table provides Option information as at November 30, 2023 (Options outstanding in US$).

Price range		Number of Options outstanding	Weighted average remaining life		Weighted average exercise price

	US$		(years)		US$

	1.00 – 4.76	179,185	9.25		3.80

	4.77 – 15.00	100,184	8.03		10.00

		279,369	8.81		6.02

Summary of Accumulated other comprehensive income (loss) (Detail)	Accumulated other comprehensive income (loss)

	2023	2022	2021

Unrealized losses on FVOCI financial assets, net of tax	$(256)	$(555)	$(195)

Cumulative exchange difference on translation of foreign operations	940	940	151

	$684	$385	$(44)

Summary of the measurement date weighted average fair value of stock options granted
The following table summarizes the measurement date weighted average fair value of Options granted during the years ended November 30, 2023 and 2022.

Options granted in CA$	Number of Options granted	Weighted average grant date fair value

2023	792,193	$2.77 (CA$3.76)

2022	547,847	$8.64 (CA$11.64)

Options granted in US$	Number of Options granted	Weighted average grant date fair value

2023	203,935	$2.72

2022	96,668	$8.36

Summary of earnings per share calculation
The calculation of basic loss per

common
share was based on the net loss attributable to common shareholders of the Company of $23,957 (2022 – 47,237, 2021 – $31,725) and a weighted average number of common shares outstanding calculated as follows.

	2023	2022	2021

Issued common shares as at December 1	24,201,582	23,780,417	19,253,360

Effect of share options exercised	-	3,338	93,562

Effect of public issue common shares	1,843,517	-	3,704,071

Impact on conversion of convertible unsecured senior notes	107	-	-

Effect of share issue - ATM program	-	29,589	-

Effect of subscription receipts issue	287,223	-	-

Effect of broker warrants exercised	-	-	36,564

Weighted average number of common shares, basic and diluted	26,332,429	23,813,344	23,087,557

Summary of the share-based compensation expense for the stock option plan	The fair value of Options granted in 202
3
 and 202
2

was estimated on
the grant date using the
Black-Scholes
model and the following weighted average assumptions.

Options granted in CA$	2023	2022

Risk-free interest rate	3.33%	1.62%

Expected volatility	64.3%	65.5%

Average option life in years	9.5 years	9 years

Grant-date share price	$ 3.80 (CA$5.16)	13.00 (CA$16.68)

Option exercise price	$ 3.80 (CA$5.16)	13.00 (CA$16.68)

Options granted in US$	2023	2022

Risk-free interest rate	3.92%	1.95%

Expected volatility	62%	64%

Average option life in years	9.5 years	9 years

Grant-date share price	$3.80	12.08

Option exercise price	$3.80	12.08